Income Taxes (Tables)	12 Months Ended
Feb. 28, 2017
Income Tax Disclosure [Abstract]
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for income taxes and the amount computed by multiplying net income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Statutory Canadian tax rate	26.6%	26.6%	26.6%
Expected recovery of income taxes	$(320)	$(75)	$(102)
Differences in income taxes resulting from:
Valuation allowance	302	58	79
Investment tax credits	(20)	(29)	(51)
Canadian tax rate differences	1	2	(27)
Change in unrecognized income tax benefits	28	(9)	—
Foreign tax rate differences	6	6	11
Other differences	1	6	8
Withholding tax on unremitted earnings	—	(33)	1
	$(2)	$(74)	$(81)

Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Loss before income taxes:
Canadian	$(1,301)	$(278)	$(600)
Foreign	93	(4)	215
	$(1,208)	$(282)	$(385)

Provision for Income Taxes from Continuing Operations
The recovery of income taxes consists of the following:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Current
Canadian	$(3)	$(10)	$(153)
Foreign	(33)	38	21
Deferred
Canadian	—	(35)	39
Foreign	34	(67)	12
	$(2)	$(74)	$(81)

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 28, 2017	February 29, 2016
Assets
Property, plant, equipment and intangibles	$180	$42
Non-deductible reserves	103	122
Minimum taxes	264	264
Convertible Debentures (see note 10)	12	7
Research and Development	259	244
Tax loss carryforwards	503	450
Other	81	60
Deferred income tax assets	1,402	1,189

Valuation allowance	1,361	993
Deferred income tax assets net of valuation allowance	41	196

Liabilities
Property, plant, equipment and intangibles	(50)	(173)
Withholding tax on unremitted earnings	—	—
Deferred income tax liabilities	(50)	(173)
Net deferred income tax asset/(liability)	$(9)	$23
Deferred income tax asset	$—	$33
Deferred income tax liability	(9)	(10)
	$(9)	$23

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
The Company’s total unrecognized income tax benefits as at February 28, 2017 and February 29, 2016 were $65 million and $37 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Unrecognized income tax benefits, opening balance	$37	$11	$8
Increase for income tax positions of prior years	28	—	3
Increase for income tax positions of current year	—	34	—
Settlement of tax positions	—	(8)	—
Other	—	—	—
Unrecognized income tax benefits, ending balance	$65	$37	$11

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2011 - 2017
United States(2)	Fiscal 2014 - 2017
United Kingdom	Fiscal 2016 - 2017
______________________________
(1)    Includes federal as well as provincial jurisdictions, as applicable.
(2)     Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2013 through fiscal 2017.

Summary of Net Operating Losses and Tax Credits Carryforward
As at February 28, 2017, the Company has the following net operating loss carryforwards and tax credits, which are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits	Minimum Taxes
2028	$2	$—	$—	$—
2029	13	—	—	1
2030	—	—	—	109
2031	28	—	1	127
2032	—	—	—	27
2033	—	—	103	—
2034	—	—	110	—
2035	541	—	47	—
2036	822	—	37	—
2037	329		15
Indefinite	19	12	10	—
	$1,754	$12	$323	$264